Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Line Items]
Effective income tax rate	32.10%	35.30%	35.80%
Undistributed Earnings of Foreign Subsidiaries	$ 16.8
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	0.8
Albemarle & Bond Holdings [Member]
Income Taxes [Line Items]
Dividends received	3.3	3.2	2.3
Cash Converters International Limited [Member]
Income Taxes [Line Items]
Dividends received	$ 4.4	$ 4.1	$ 1.5